UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
8/31/09 (Unaudited)

Key to holding's abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.9%)(a)

	Rating(RAT)	Principal amount	Value

Guam (0.4%)

Territory of Guam Rev. Bonds (Section 30), Ser. A,
Guam Govt., 5 3/4s, 12/1/34	BBB-	$1,000,000	$981,620
			981,620

New Jersey (83.4%)

Atlantic Cnty., COP (Pub. Fac. Lease Agreement), FGIC,
NATL, 7.4s, 3/1/10	Aa3	2,000,000	2,044,860
Bayonne, G.O. Bonds (School Bldg.), FSA, 5s, 7/15/25	Aa2	2,009,000	2,109,812
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	997,774
Camden Cnty., Impt. Auth. VRDN (Harvest Village),
Ser. A, 0.15s, 7/1/29	AA-	500,000	500,000
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A,
NATL, 5 1/4s, 6/1/21	AA-	5,405,000	5,468,614
Essex Cnty., Impt. Auth. Rev. Bonds
Ser. 06, AMBAC, 5 1/4s, 12/15/20	A1	1,000,000	1,129,050
AMBAC, 5s, 12/15/23	A1	2,000,000	2,112,280
Freehold, Regl. High School Dist. G.O. Bonds, FGIC,
NATL, 5s, 3/1/19	AA	1,500,000	1,736,865
Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, FSA, 5 3/4s,
11/1/28	AAA	2,000,000	2,428,640
Ser. B, FSA, zero %, 11/1/24	AAA	6,000,000	2,975,460
Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	AA+	2,310,000	2,462,437
5s, 4/1/23	AA+	500,000	550,865
Hillsborough Twp., School Dist. G.O. Bonds, FSA,
5 3/8s, 10/1/21	AAA	1,720,000	2,067,388
Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s,
1/1/14	A	1,700,000	1,888,853
Lafayette Yard, Cmnty. Dev. Rev. Bonds
(Hotel/Conference Ctr.), NATL, 6 1/8s, 4/1/16
(Prerefunded)	AAA/P	890,000	928,252
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31	AA/P	1,500,000	1,318,395
(North Brunswick Twp.), Ser. A, FGIC, NATL, 5s, 10/1/20	A1	1,000,000	1,046,650
Middlesex Cnty., Util. Auth. Swr. Rev. Bonds, Ser. A,
NATL, 6 1/4s, 8/15/10	AA-	675,000	679,739
Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aa1	1,150,000	1,365,545
Monroe Twp., Muni. Util. Auth. Middlesex Cnty., Rev.
Bonds, FGIC, 5 1/8s, 2/1/17	Aa2	505,000	520,483
New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, NATL, 5s,
9/1/24	AA-	1,225,000	1,265,535
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Term.), NATL, 5 1/4s, 1/1/22 (Prerefunded)	AA-	2,260,000	2,585,191
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	1,000,000	1,139,270
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	1,300,000	1,271,946
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,500,000	1,147,725
(Burlington Coat Factory), 6 1/8s, 9/1/10	A1	360,000	360,403
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB/F	750,000	588,150
(Franciscan Oaks), 5 3/4s, 10/1/23	BB/P	1,755,000	1,414,723
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,950,000	2,684,117
(NJ Performing Arts Ctr.), Ser. C, AMBAC, 5 1/2s,
6/15/13	A	1,500,000	1,500,135
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	AA-	1,500,000	1,560,420
(School Fac. Construction), Ser. Y, 5s, 9/1/33	AA-	500,000	509,060
Ser. U, FSA, 5s, 9/1/32	AAA	1,000,000	1,023,140

(School Fac. Construction), Ser. P, 5s, 9/1/30	AA-	2,040,000	2,080,188
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	AA-	1,000,000	1,000,780
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/24	AAA	400,000	412,192
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/23	AAA	2,545,000	2,654,104
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	143,094
NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds
(Disp. Waste Mgt.), 5.3s, 6/1/14	BBB	1,500,000	1,534,560
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), FSA, U.S. Govt. Coll.,
6 3/4s, 7/1/19 (Prerefunded)	AAA	5,000,000	6,143,550
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	1,000,000	902,570
(Atlantic City Med.), 6 1/4s, 7/1/17	A+	560,000	586,163
(Atlantic City Med.), 6 1/4s, 7/1/17 (Prerefunded)	A+	440,000	500,795
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	3,510,000	2,945,346
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,313,848
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	975,000	984,009
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/30	Baa3	900,000	785,943
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	Aa2	1,000,000	1,016,110
(Hunterdon Med. Ctr.), Ser. A, 5 1/4s, 7/1/25	A-	700,000	688,135
(Englewood Hosp.), NATL, FHA Insd., 5 1/4s, 2/1/16	AA-	1,615,000	1,675,288
(Hlth. Care Fac. Good Shepherd), Radian Insd., 5.1s,
7/1/21	BBB-	1,010,000	805,707
(South Jersey Hosp.), 5s, 7/1/46	A2	3,040,000	2,614,400
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	1,710,000	1,516,548
(Englewood Hosp.), NATL, FHA Insd., 5s, 8/1/31	AA-	1,250,000	1,183,088
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	AA-	1,000,000	1,024,900
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	635,000	616,007
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/26	A-	510,000	478,885
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,421,400
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A+	1,555,000	1,502,736
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/24	Baa3	400,000	352,792
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A+	1,500,000	1,461,915
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	950,560
NJ Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hospital Corp.), Ser. B, 0.22s, 7/1/36	VMIG1	3,000,000	3,000,000
Ser. A, 0.2s, 7/1/31	VMIG1	3,000,000	3,000,000
(Virtua Hlth.), Ser. B, 0.1s, 7/1/43	A-1+	3,000,000	3,000,000
NJ State COP (Equip. Lease Purchase), Ser. A, 5 1/4s,
6/15/29	AA-	250,000	258,090
NJ State G.O. Bonds
FGIC, NATL, 6s, 2/15/11	Aa3	665,000	715,454
5s, 6/1/27	AA	1,500,000	1,601,025
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	AA-	2,400,000	1,066,200
NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, 7 1/2s, 12/1/32	Baa2	500,000	552,725
(Georgian Court College), Ser. C, U.S. Govt. Coll.,
6 1/2s, 7/1/33 (Prerefunded)	AAA	1,250,000	1,469,875
(Seton Hall U.), Ser. E, 6 1/4s, 7/1/37	A	750,000	806,348
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,000,000	1,009,890
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A3	1,635,000	1,677,984
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB-/F	1,000,000	973,040
(Richard Stockton College), Ser. A, 5 3/8s, 7/1/38	A3	500,000	501,530
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A2	500,000	505,950
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	1,000,000	1,004,380
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	Aa2	1,000,000	1,029,420
(Ramapo College of NJ), Ser. E, FGIC, 5s, 7/1/28
(Prerefunded)	A3	3,590,000	4,086,748
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	Aa2	2,000,000	2,088,360
(College of NJ), Ser. D, FSA, 5s, 7/1/26	AAA	1,000,000	1,046,420
(College of NJ), Ser. D, FSA, 5s, 7/1/25	AAA	1,500,000	1,568,505
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22	AA-	1,110,000	1,157,242
(Rowan U.), Ser. C, NATL, 5s, 7/1/21 (Prerefunded)	AA-	1,565,000	1,777,684
(Higher Ed. Cap. Impt. Fund), Ser. A, FSA, 5s, 9/1/17	AAA	4,315,000	4,681,257
NJ State Higher Ed. Assistance Auth. Rev. Bonds
(Student Loan), Ser. A
5 5/8s, 6/1/30	AA	1,750,000	1,816,010
5s, 6/1/18	AA	2,000,000	2,099,520
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	Aa2	1,000,000	1,082,610
Ser. E1, FSA, 5.7s, 5/1/20	AAA	410,000	414,764
(Home Buyer), Ser. AA, NATL, 5.3s, 4/1/26	Aaa	235,000	235,012
NJ State Hwy. Auth. Rev. Bonds (Garden State Pkwy.),
6.2s, 1/1/10 (Prerefunded)	AAA	660,000	672,632
NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Prerefunded)	AA-	4,000,000	4,709,680
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	2,065,380
Ser. A, AMBAC, 5s, 1/1/30	A+	3,000,000	3,053,070
Ser. A, FSA, 5s, 1/1/20	AAA	4,000,000	4,220,360
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.
Syst.), Ser. A
5 7/8s, 12/15/38	AA-	1,350,000	1,464,939
AMBAC, 5s, 12/15/27	AA-	2,475,000	2,520,194
zero %, 12/15/33	AA-	5,100,000	1,157,802
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds,
NATL
zero %, 12/15/27	A2	1,005,000	422,964
zero %, 12/15/26	A2	1,000,000	447,260
Northern Burlington Cnty., Regl. School Dist. G.O.
Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa2	1,130,000	1,304,472
Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL,
5 1/4s, 1/1/22	Aa1	2,000,000	2,347,920
Rutgers State U. COP, AMBAC, 5s, 1/1/24	AA	1,800,000	1,880,964
Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	AA	3,180,000	3,449,378
Ser. F, 5s, 5/1/30	AA	1,000,000	1,059,680
Ser. E, FGIC, NATL, 5s, 5/1/25	AA	1,330,000	1,402,166
Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds,

Ser. A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,148,750
South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A	1,250,000	1,229,038
Stony Brook, Regl. Swr. Rev. Bonds, Ser. B, 5.45s,
12/1/12	Aa2	820,000	861,410
Sussex Cnty., Muni. Util. Auth. (Waste Wtr. Facs.),
Ser. B, FSA, zero %, 12/1/30	AAA	1,500,000	531,915
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded)	Aaa	1,500,000	1,720,905
6s, 6/1/37 (Prerefunded)	Aaa	4,500,000	5,080,005
Ser. 1A, 5s, 6/1/41	BBB	2,000,000	1,379,660
Ser. 1A, 5s, 6/1/29	BBB	5,350,000	4,213,767
Ser. 1A, 4 5/8s, 6/1/26	BBB	3,000,000	2,430,840
Ser. 1A, 4 1/2s, 6/1/23	BBB	1,820,000	1,679,005
U. of Medicine & Dentistry Rev. Bonds, Ser. E, NATL,
6 1/2s, 12/1/12 (Prerefunded)	AA-	3,295,000	3,521,235
			190,878,824

New York (3.3%)

NY State Dorm. Auth. Personal Income Tax Rev. Bonds,
Ser. A, 5s, 2/15/39	AAA	1,250,000	1,277,363
Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s,
6/1/94	Aa3	5,000,000	5,774,450
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	600,000	497,202
			7,549,015

Pennsylvania (3.6%)

Delaware River Joint Toll Bridge Comm. Rev. Bonds,
5 1/4s, 7/1/14	A2	540,000	587,887
Delaware River Port Auth. Rev. Bonds (Port Dist.),
Ser. B, FSA, 5 5/8s, 1/1/26	AAA	7,490,000	7,522,806
			8,110,693

Puerto Rico (8.2%)

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	3,300,000	3,294,885
6s, 7/1/38	Baa3	4,500,000	4,514,850
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	130,000	129,771
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. W, 5 1/2s, 7/1/15	BBB+	1,000,000	1,044,960
Ser. X, 5 1/2s, 7/1/13	BBB+	380,000	393,490
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,006,080
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5 1/4s, 8/1/24	Baa3	1,250,000	1,175,525
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	570,000	518,523
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, 6s, 8/1/42	A+	5,000,000	5,231,550
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,500,000	1,370,805
			18,680,439

TOTAL INVESTMENTS

Total investments (cost $219,030,768) (b)
			$226,200,591

NOTES

(a) Percentages indicated are based on net assets of $228,774,711.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $219,030,768, resulting in gross unrealized appreciation and depreciation of $11,210,303 and $4,040,480, respectively, or net unrealized appreciation of $7,169,823.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at August 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2009 (as a percentage of net assets):

Healthcare	15.8%
Prerefunded	15.0
Transportation	11.3
State Government	10.9

The fund had the following insurance concentrations greater than 10% at August 31, 2009 (as a percentage of net assets):

FSA	17.4%
NATL	16.5

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$226,200,591	$--

Totals by level	$--	$226,200,591	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New JerseyTax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2009